[USAA
EAGLE
LOGO (R)]


                                  FUND PROFILE
         --------------------------------------------------------------

                                                           MAY 19, 2003

                                USAA INCOME FUND

          The Income Fund (Fund) is a no-load mutual fund offered by USAA Investment Management Company with an objective of maximum current income without undue risk to principal. USAA will attempt to achieve this objective by investing the Fund's assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

          An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency.

          This profile summarizes key information about the Fund that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1-800-531-8181 or by visiting our web site at USAA.COM.

FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THIS FUND PROFILE.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE
AND MAIN STRATEGY?

     The Fund's investment objective is maximum current income without undue risk to principal. Our strategy to achieve this objective will be to invest the Fund's assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

     Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-531-8181.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

     The primary risks of investing in this Fund are interest rate risk, prepayment risk, credit risk, stock market risk, and management risk.

       o INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

          IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

          IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

       o PREPAYMENT RISK involves the possibility that prepayments of mortgages in the Fund's portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund.

       o CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

       o STOCK MARKET RISk involves the possibility that the value of the Fund's investments in equity securities will decline regardless of the success or failure of the company's operations.

       o  MANAGEMENT   RISK  involves  the   possibility   that  the  investment
          techniques and risk analyses used by the Fund's manager will not produce the desired results.

2                                                     Fund Profile - Income Fund

     An additional risk of the Fund is the risk of investing in real estate investment trusts (REITs). Among other things, investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate.

     As with other mutual funds, losing money is also a risk of investing in this Fund.

     As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

COULD THE VALUE OF YOUR INVESTMENT IN THIS
FUND FLUCTUATE?

     Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

BAR CHART

              CALENDAR YEAR         TOTAL RETURN
                1993                    9.94%
                1994                   -5.21%
                1995                   24.47%
                1996                    1.33%
                1997                   11.05%
                1998                    8.75%
                1999                   -3.85%
                2000                   13.34%
                2001                    7.58%
                2002                    8.63%

                            ONE-MONTH YTD TOTAL RETURN
                               1.51% (3/31/03)
      BEST QUARTER*                                      WORST QUARTER*
      6.92% 2nd Qtr. 1995                         -5.09%  1st Qtr. 1994

      * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

Fund Profile - Income Fund                                                    3

     The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you. Remember, historical performance (before and after taxes) does not indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     For the Periods Ended December 31, 2002
                                                                 SINCE INCEPTION
                          PAST 1 YEAR PAST 5 YEARS PAST 10 YEARS          3/4/74

  Return Before Taxes           8.63%        6.73%         7.29%           9.73%

  Return After Taxes
  on Distributions              6.35%        3.92%         4.37%           6.65%

  Return After Taxes on
  Distributions and Sale
  of Fund Shares                5.24%        4.00%         4.38%           6.58%

  Lehman Brothers U.S.
  Aggregate Bond Index*
  (reflects no deduction
  for fees, expenses, or
  taxes)                       10.25%        7.55%         7.51%              NA

  Lipper A Rated Bond Funds
  Index** (reflects no deduction
  for taxes)                    8.57%        6.30%         6.90%              NA

  * The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index made up of the government/credit index, the mortgage-backed securities index, and the asset-backed securities index.

  ** The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. This category includes funds that invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues.

4                                                     Fund Profile - Income Fund

FEES AND EXPENSES

     This summary shows what it will cost you, directly or indirectly, to invest in the Fund.

     SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS
     There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

     ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS
     The figures below show actual expenses deducted from the Fund's assets during the past fiscal year ended July 31, 2002, and are calculated as a percentage of average net assets.

          MANAGEMENT        DISTRIBUTION       OTHER           TOTAL ANNUAL
             FEES           (12B-1) FEES     EXPENSES       OPERATING EXPENSES
     ---------------------------------------------------------------------------
             .24%a              None            .31%              .55%b, c


     a The performance adjustment fee did not impact the management fee for the most recent fiscal year.

     b Through fee offset arrangements, realized credits, if any, are used to reduce the Fund's expenses. Total Annual Operating Expenses of the Fund reflect total expenses excluding fee offset arrangements, which had no impact on the expense ratio for the most recent fiscal year.

     c Effective April 26, 2002, we voluntarily agreed to limit the Fund's Total Annual Operating Expenses to 0.55% of its average net assets, excluding credits from fee offset arrangements, through November 30, 2003. After November 30, 2003, we may modify or terminate this arrangement at any time.

     EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES
     This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming:

       o a 5% annual return,
       o the Funds operating expenses (before any applicable fee offset or reimbursement) remain the same, and
       o you redeem all of your shares at the end of the periods shown.

        1 YEAR            3 YEARS           5 YEARS            10 YEARS
-------------------------------------------------------------------------------
          $56               $176             $307                $689

Fund Profile - Income Fund                                                     5

WHO IS THE FUND'S INVESTMENT ADVISER?

     USAA Investment Management Company serves as the manager of this Fund. We are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors.

     PORTFOLIO MANAGEMENT:
     Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since February 2000. She has 23 years of investment management experience and has worked for us for three years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995.

HOW DO I BUY SHARES?

     You may complete the enclosed application and return it to us with your check. If you prefer to open your account by exchange or bank wire, simply call us at 1-800-531-8181 for instructions. The minimum initial investment is $3,000 ($500 Uniform Gifts/Transfers to Minor Act (UGMA/UTMA) accounts and $250 for IRAs) or no initial investment if you elect to have monthly electronic investments of at least $20 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

HOW DO I SELL SHARES?

     You may redeem all or a portion of your Fund shares on the Internet, by written request, telephone, fax, or telegram on any day the net asset value per share is calculated.

HOW ARE DISTRIBUTIONS MADE?

     The Fund pays net investment income dividends monthly. Ordinarily, any net capital gain distribution will be paid in December of each year. Distributions are automatically reinvested in additional shares unless you specify otherwise. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

6                                                     Fund Profile - Income Fund

WHAT SERVICES ARE AVAILABLE?

     We provide a wide variety of services including:

       o Internet access -- USAA.COM
       o account information and assistance
       o 24-hour automated telephone services through TouchLine(R)
       o periodic statements and reports
       o automatic investment plans
       o free exchanges among USAA Funds

     Our customer service representatives are available to assist you, call toll free 1-800-531-8181, Monday through Friday from 7 a.m. to 10 p.m. CT, Saturday from 8:30 a.m. to 5 p.m. CT, and Sunday from 10:30 a.m. to 7 p.m. CT.

Fund Profile - Income Fund                                                     7

     USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
     EAGLE          -------------------------------------
     LOGO (R)           INSURANCE * MEMBER SERVICES




XXXXX-0503 (C) 2003, USAA. ALL RIGHTS RESERVED.                    RECYCLE LOGO
                                                                     RECYCLED
                                                                      PAPER

[USAA EAGLE]  9800 Fredericksburg Road                          USAA INCOME FUND
[LOGO (R)]    SAn Antonio, Texas 78288                   NEW ACCOUNT APPLICATION
                                                                       (NON-IRA)


                    The USA PATRIOT Act requires verification of identity. Therefore, please provide the information requested. Omissions or an inability to verify this information may cause a processing delay.

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1.   ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

 ------------------------
| You may set up your    |
| account as individual, |
| joint, or Uniform      |
| Gift/Transfer to a     |
| Minor. Please print    |
| in blue or black ink.  |
 ------------------------

[_] A. INDIVIDUAL (If Joint, complete  section B. If UGMA/UTMA, complete section
                   C.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name                            Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Physical Address             City            State               Zip Code
(P.O. Box cannot be accepted)

[_] B. JOINT ACCOUNT OWNER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Joint Owner's Name              Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Physical Address             City            State               Zip Code
(P.O. Box cannot be accepted)

Relationship to Account Owner __________________________________________________
Registration will be Joint Tenants with Right of Survivorship unless otherwise specified.


[_] C. UNIFORM GIFT/TRANSFER TO MINOR (UGMA/UTMA)A/UTMA)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Custodian's Name                Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------
Minor's Name                    Social Security  USAA Number     Date of Birth
(first, middle initial, last)   Number           (if any)         (mm/dd/yy)

--------------------------------------------------------------------------------

Minor's state of residence __________ Custodian's relationship to Minor ________

I (WE) HAVE FULL RIGHT, POWER, AUTHORITY AND LEGAL CAPACITY AND AM (ARE) OF LEGAL AGE IN THE STATE OF RESIDENCE TO PURCHASE SHARES OF THE USAA CORNERSTONE STRATEGY FUND. I (WE) HAVE RECEIVED AND READ THE CURRENT FUND PROFILE.

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2.   CHOOSING YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------

 -----------------------
| You can open your     |
| account  with a lump  |
| sum amount (minimum   |
| $3,000), or with      |
| automatic monthly     |
| investments of at     |
| least $20 through     |
| USAA's InveStart(R)   |
| program. Attach a     |
| voided check or       |
| deposit slip from     |
| your bank.            |
 -----------------------
Fund: USAA Income Fund

Initial investment amount (lump sum): $ ______________________ ($3,000 minimum) Please make check payable to USAA FAMILY OF FUNDS


Automatic monthly investment amount: $ ________________________ ($20 minimum)


Days of the month you want to invest: ________________ Start date:_____________ If a date is not selected, drafts will occur on the 15th of each month.


Attach a voided check or deposit slip from your bank to set up automatic investments.


What type of account is this?    [_] Checking   [_] Savings


USAA INVESTMENT MANAGEMENT COMPANY * 1-800-531-8448 * FAX 1-800-292-8177
* USAA.COM

                                                                      xxxxx-0503

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3.   DIVIDENT AND/OR CAPITAL GAIN DISTRIBTIONS
--------------------------------------------------------------------------------
 --------------------------
| Dividends and capital    |
| gains will be reinvested |
| unless otherwise         |
| indicated.               |
 --------------------------

DIVIDENDS

[_] Deposit into an existing USAA Mutual Fund.
    My account number is ___________________________.
[_] Send to my financial institution listed in section 2.
[_] Mail check to my home address.


CAPITAL GAINS

[_] Deposit into an existing USAA Mutual Fund.
    My account number is ____________________

[_] Send to my financial instittion listed in section 2.
[_] Mail check to my home address.


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4.   CONDITIONS AND AUTHORIZATIONS
--------------------------------------------------------------------------------

I (we) understand that I (we) have the option of purchasing shares of the Fund after reviewing the information in the Profile or after requesting and reviewing the Fund's prospectus (and other information) before making a decision about investing in the Fund. I (we) understand the Fund's investment objective and have determined that the Fund is a suitable investment based upon my (our) investment needs and financial situation. I (we) understand that my (our) account will automatically have the telephone/fax/telegram redemption privilege, and the telephone exchange privilege, all of which are set forth in the Fund's current prospectus. I (we) agree to be bound to the terms and conditions of this application and the appropriate prospectus when I (we) make an exchange or an electronic transaction into any of the USAA family of funds that is established now or in the future using the same registration described in this application. I (we) ratify any instructions given pursuant to this application and agree to be bound to its terms and conditions. I (we) agree that State Street Bank and Trust Company, USAA Investment Management Company (USAA Investments), USAA Shareholder Account Services, USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., USAA Investment Trust or USAA State Tax-Free Trust will not be liable for any loss, liability, cost or expenses for acting upon such instructions.

If InveStart(R) is selected, I authorize and direct USAA Investments to begin, and the financial institution named on the enclosed voided check or deposit slip to accept, electronic deposits (credits) or withdrawals (debits) to my (our) designated account(s) and to begin withdrawals (debits), if necessary, for any deposits made in error. Automated debit or credit entries shall constitute my
(our) receipt for the transaction(s). This authority is to remain in full force and effect until USAA Investments has received written or phone notification from me (us) of its termination at such time and in such manner as to give USAA Investments reasonable opportunity to act on it.

If you notice an error on your account statement or in the execution of a transaction made on your behalf, please notify USAA Investments within ten (10) days. If you do not notify USAA Investments within 10 days of the transmission of the report or statement, we will consider that you are in agreement with the content.

--------------------------------------------------------------------------------

T.I.N./BACKUP WITHHOLDING CERTIFICATION
UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) the Social Security Number/Taxpayer Identification Number provided on this application is my correct number and; (2) that I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, (NOTE: IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, AND YOU HAVE NOT RECEIVED NOTICE FROM THE IRS ADVISING THAT BACKUP WITHHOLDING IS TERMINATED, PLEASE CROSS OUT #2 ABOVE.) and (3) I am a U.S. person (including a U.S. resident alien). I UNDERSTAND THAT THE IRS DOES NOT REQUIRE MY CONSENT TO ANY PROVISIONS OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

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5.  PLEASE SIGN AND DATE. THEN MAIL IT TO US IN THE ENCLOSED ENVELOPE
--------------------------------------------------------------------------------
 -------------------------
| You're done! Just sign, |
| date and mail in the    |
| enclosed postage        |
| paid envelope. Make     |
| checks payable to       |
| "USAA Family of Funds." |
| Please enclose a        |
| voided check or deposit |
| slip for automatic      |
| transfers.              |
 -------------------------

APPLICATION MUST BE SIGNED EXACTLY AS NAME(S) APPEAR ON THIS APPLICATION. (Unsigned applications and applications without a Social Security or Taxpayer Identification Number will be subject to backup withholding. All registrants must sign.)



Signature of Account Owner or Custodian ________________________________________

Date ________________________

Citizenship:  [_] U.S.   [_] Resident Alien   [_] Non-Resident Alien
             Specify Country:_________________________


Signature of  Joint Account Owner (if applicable) ______________________________


Date ________________________


Citizenship:  [_] U.S.   [_] Resident Alien   [_] Non-Resident Alien
             Specify Country:________________________